UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aaa	68.97%
Aa1	0.51
Aa2	0.71
Aa3	0.75
A1	2.65
A2	4.58
A3	2.90
Baa1	4.28
Baa2	4.45
Baa3	3.33
Ba1	0.46
Ba3	0.02
B1	0.04
Not Rated	5.31
Short Term Investments	1.04
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$ 989.20	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Investor Class
Actual	$1,000.00	$ 987.60	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.40%
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
$ 77,639	3.46%, 10/15/2024	$ 78,642
	Series 2020-Z2 Class A
231,475	1.90%, 01/15/2025	233,269
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	161,052
343,970	Anchorage Capital Ltd(a)(b) Series 2016-8A Class AR 1.18%, 07/28/2028 3-mo. LIBOR + 1.00%	344,017
450,000	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	449,213
613,000	Barings Ltd(a)(b) Series 2020-1A Class A1 1.58%, 10/15/2032 3-mo. LIBOR + 1.40%	613,721
	Bayview Koitere Fund Trust(a)(c)
	Series 2017-RT4 Class A
94,388	3.50%, 07/28/2057	96,823
	Series 2017-SPL3 Class A
36,490	4.00%, 11/28/2053	37,293
142,767	Bayview Mortgage Fund IV Trust(a)(c) Series 2017-RT3 Class A 3.50%, 01/28/2058	144,251
	Bayview Opportunity Master Fund IV Trust(a)(c)
	Series 2016-SPL2 Class A
60,124	4.00%, 06/28/2053	61,212
	Series 2017-RT1 Class A1
114,635	3.00%, 03/28/2057	116,285
	Series 2017-RT5 Class A
138,763	3.50%, 05/28/2069	141,738
	Series 2017-RT6 Class A
86,998	3.50%, 10/28/2057	87,758
	Series 2017-SPL4 Class A
133,855	3.50%, 01/28/2055	137,253
	Series 2017-SPL5 Class A
45,895	3.50%, 06/28/2057	46,936
	BlueMountain Ltd(a)(b)
	Series 2019-24A Class AR
410,000	1.26%, 04/20/2034 3-mo. LIBOR + 1.10%	410,147
	Series 2021-31A Class A1
1,590,000	1.34%, 04/19/2034 3-mo. LIBOR + 1.15%	1,589,994
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2017-1A Class A1A
705,924	1.48%, 04/20/2031 3-mo. LIBOR + 1.30%	706,060
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-2A Class A1
$ 285,000	1.28%, 04/20/2034 3-mo. LIBOR + 1.08%	$ 285,211
94,563	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	95,987
	CIFC Funding Ltd(a)(b)
	Series 2012-2RA Class A1
348,553	0.98%, 01/20/2028 3-mo. LIBOR + 0.80%	348,209
	Series 2020-2A Class A1
385,000	1.83%, 08/24/2032 3-mo. LIBOR + 1.65%	385,655
	Citigroup Mortgage Loan Trust Inc(a)
	Series 2018-RP1 Class A1
57,809	3.00%, 09/25/2064(c)	59,604
	Series 2019-E Class A1
173,346	3.23%, 11/25/2070(d)	173,849
365,000	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	365,727
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
190,125	4.12%, 07/25/2048	198,270
	Series 2019-1A Class A2
103,688	3.67%, 10/25/2049	112,153
	Series 2021-1A Class A2I
530,000	2.66%, 04/25/2051	548,386
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	138,869
	Dryden Ltd(a)(b)
	Series 2018-64A Class A
315,000	1.16%, 04/18/2031 3-mo. LIBOR + 0.97%	315,045
	Series 2020-86A Class A
700,000	1.84%, 07/17/2030 3-mo. LIBOR + 1.65%	700,000
	Series 2020-86A Class A1R
700,000	1.29%, 07/17/2034 3-mo. LIBOR + 1.10%	700,073
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	421,029
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	133,587
218,224	Galaxy XXIX Ltd(a)(b) Series 2018-29A Class A 0.95%, 11/15/2026 3-mo. LIBOR + 0.79%	218,177
1,690,000	Harriman Park Ltd(a)(b) Series 2020-1A Class A1R 1.30%, 04/20/2034 3-mo. LIBOR + 1.12%	1,690,607

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	$ 223,179
1,315,000	Madison Park Funding Ltd(a)(b) Series 2021-38A Class A 1.25%, 07/17/2034 3-mo. LIBOR + 1.12%	1,315,533
	Marlette Funding Trust(a)
	Series 2019-3A Class A
33,864	2.69%, 09/17/2029	33,971
	Series 2019-4A Class A
80,255	2.39%, 12/17/2029	80,661
185,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	185,559
40,887	MetLife Securitization Trust(a)(c) Series 2017-1A Class A 3.00%, 04/25/2055	41,775
	Mill City Mortgage Loan Trust(a)(c)
	Series 2017-3 Class A1
134,567	2.75%, 01/25/2061	136,630
	Series 2018-1 Class A1
184,805	3.25%, 05/25/2062	189,595
	Series 2018-2 Class A1
131,608	3.50%, 05/25/2058	134,491
	Series 2018-3 Class A1
113,902	3.47%, 08/25/2058	118,487
23,433	Nationstar HECM Loan Trust(a)(c) Series 2019-1A Class A 2.65%, 06/25/2029	23,433
103,849	New Residential Mortgage LLC(a) Series 2018-GS10 Class A1 3.79%, 07/25/2054	103,884
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A1R 1.34%, 06/20/2034 3-mo. LIBOR + 1.21%	255,150
83,031	NRZ Excess Spread-Collateralized Notes(a) Series 2018-FNT1 Class A 3.61%, 05/25/2023	83,184
162,044	Onemain Financial Issuance Trust(a) Series 2018-1A Class A 3.30%, 03/14/2029	162,554
1,030,000	OZLM Ltd(a)(b) Series 2018-18A Class A 1.20%, 04/15/2031 3-mo. LIBOR + 1.02%	1,030,026
Principal Amount		Fair Value
Non-Agency — (continued)
$ 205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	$ 207,042
1,180,000	Regatta VI Funding Ltd(a)(b) Series 2016-1A Class AR2 1.29%, 04/20/2034 3-mo. LIBOR + 1.16%	1,180,424
250,000	Regional Management Issuance Trust(a) Series 2019-1 Class A 3.05%, 11/15/2028	253,233
1,345,000	RR 1 LLC(a)(b) Series 2017-1A Class A1AB 1.23%, 07/15/2035 3-mo. LIBOR + 1.15%	1,345,877
1,150,000	RR 16 Ltd(a)(b) Series 2021-16A Class A1 1.19%, 07/15/2036 3-mo. LIBOR + 1.11%	1,150,488
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
210,000	2.68%, 10/15/2025	215,140
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	70,866
	Sound Point Ltd(a)(b)
	Series 2013-2RA Class A1
409,000	1.13%, 04/15/2029 3-mo. LIBOR + 0.95%	407,748
	Series 2019-4A Class A1A
274,000	1.58%, 01/15/2033 3-mo. LIBOR + 1.40%	274,275
	Series 2021-1A Class A
645,000	1.21%, 04/25/2034 3-mo. LIBOR + 1.07%	645,230
60,307	Springleaf Funding Trust(a) Series 2017-AA Class A 2.68%, 07/15/2030	60,437
440,847	Stanwich Mortgage Loan Trust(a)(d) Series 2019-NPB2 Class A1 3.48%, 11/16/2024	441,844
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	144,575
700,000	Symphony Ltd(a)(b) Series 2021-25A Class A 1.17%, 04/19/2034 3-mo. LIBOR + 0.98%	700,275
645,000	Thompson Park Ltd(a)(b) Series 2021-1A Class A1 1.20%, 04/15/2034 3-mo. LIBOR + 1.00%	645,111

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 325,000	TICP XII Ltd(a)(b) Series 2018-12A Class A 1.29%, 01/15/2031 3-mo. LIBOR + 1.11%	$ 325,002
	Towd Point Mortgage Trust(a)(c)
	Series 2016-4 Class A1
60,711	2.25%, 07/25/2056	61,166
	Series 2017-1 Class A1
405,649	2.75%, 10/25/2056	411,857
	Series 2017-2 Class A1
52,407	2.75%, 04/25/2057	53,137
	Series 2017-4 Class A1
386,054	2.75%, 06/25/2057	396,936
	Series 2017-6 Class A1
421,034	2.75%, 10/25/2057	431,213
	Series 2018-1 Class A1
44,503	3.00%, 01/25/2058	45,679
	Series 2018-2 Class A1
173,744	3.25%, 03/25/2058	180,029
	Series 2018-3 Class A1
136,336	3.75%, 05/25/2058	143,705
	Series 2018-5 Class A1A
371,455	3.25%, 07/25/2058	378,757
	Series 2019-1 Class A1
515,096	3.72%, 03/25/2058	542,487
	Venture Ltd(a)(b)
	Series 2014-17A Class ARR
969,373	1.06%, 04/15/2027 3-mo. LIBOR + 0.88%	970,252
	Series 2021-42A Class A1A
645,000	1.31%, 04/15/2034 3-mo. LIBOR + 1.13%	645,109
	Series 2021-43A Class A1
510,000	1.43%, 04/15/2034 3-mo. LIBOR + 1.24%	510,547
209,002	Verus Securitization Trust(a)(d) Series 2020-NPL1 Class A1 3.60%, 08/25/2050	209,873
1,040,000	Wellfleet Ltd(a)(b) Series 2019-XA Class A1R 1.34%, 07/20/2032 3-mo. LIBOR + 1.17%	1,040,273
57,900	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	61,574
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
300,000	2.72%, 11/15/2024	308,549
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	197,447
Principal Amount		Fair Value
Non-Agency — (continued)
$ 99,750	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	$ 103,452
TOTAL ASSET-BACKED SECURITIES — 5.40% (Cost $31,102,531)		$ 31,223,823
CORPORATE BONDS AND NOTES
Basic Materials — 0.35%
	Air Products & Chemicals Inc
25,000	1.50%, 10/15/2025	25,594
50,000	1.85%, 05/15/2027	51,360
785,000	DuPont de Nemours Inc 4.21%, 11/15/2023	850,400
	LYB International Finance III LLC
85,000	1.25%, 10/01/2025	84,788
260,000	3.80%, 10/01/2060	274,899
	Sherwin-Williams Co
60,000	3.45%, 06/01/2027	66,174
100,000	2.95%, 08/15/2029	107,157
135,000	2.30%, 05/15/2030	136,565
20,000	4.50%, 06/01/2047	25,016
390,000	Vale Overseas Ltd 3.75%, 07/08/2030	415,233
		2,037,186
Communications — 4.20%
	Alibaba Group Holding Ltd
480,000	3.40%, 12/06/2027	524,502
200,000	2.13%, 02/09/2031	196,604
	Alphabet Inc
300,000	1.90%, 08/15/2040	272,729
615,000	2.05%, 08/15/2050	542,686
	Amazon.com Inc
1,035,000	2.80%, 08/22/2024	1,101,193
400,000	3.88%, 08/22/2037	476,980
	AT&T Inc
205,000	1.70%, 03/25/2026	207,166
465,000	4.35%, 03/01/2029	538,404
955,000	3.65%, 06/01/2051	991,435
200,000	3.55%, 09/15/2055(a)	200,671
522,000	3.80%, 12/01/2057(a)	543,863
28,000	3.65%, 09/15/2059(a)	28,395
345,000	3.50%, 02/01/2061	340,341
	CCO Holdings LLC / CCO Holdings Capital Corp
50,000	5.00%, 02/01/2028(a)	52,438
75,000	4.75%, 03/01/2030(a)	79,313
100,000	4.50%, 08/15/2030(a)	104,121
25,000	4.50%, 05/01/2032	25,906
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	169,937

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 195,000	2.30%, 02/01/2032	$ 187,477
125,000	6.48%, 10/23/2045	172,148
235,000	5.38%, 05/01/2047	287,971
190,000	5.13%, 07/01/2049	226,271
40,000	4.80%, 03/01/2050	45,942
140,000	3.90%, 06/01/2052	142,549
20,000	6.83%, 10/23/2055	29,439
500,000	3.85%, 04/01/2061	490,748
85,000	4.40%, 12/01/2061	91,331
	Comcast Corp
350,000	3.40%, 04/01/2030	386,346
230,000	4.60%, 10/15/2038	285,062
115,000	3.25%, 11/01/2039	122,318
110,000	3.75%, 04/01/2040	124,001
480,000	4.75%, 03/01/2044	611,126
55,000	3.40%, 07/15/2046	58,670
60,000	4.70%, 10/15/2048	77,351
60,000	3.45%, 02/01/2050	64,745
385,000	2.80%, 01/15/2051	370,420
75,000	4.95%, 10/15/2058	103,711
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	20,269
335,000	2.60%, 06/15/2031	340,023
35,000	4.50%, 06/30/2043	41,998
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	108,318
260,000	5.20%, 09/20/2047	323,125
123,000	5.30%, 05/15/2049	155,557
245,000	4.65%, 05/15/2050	286,701
640,000	NTT Finance Corp(a) 1.16%, 04/03/2026	638,528
	Telefonica Emisiones SA
300,000	7.05%, 06/20/2036	431,929
225,000	4.90%, 03/06/2048	269,422
875,000	Tencent Holdings Ltd(a) 3.98%, 04/11/2029	975,468
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	100,000
110,000	6.55%, 05/01/2037	149,845
500,000	5.50%, 09/01/2041	619,740
65,000	4.50%, 09/15/2042	72,251
	T-Mobile USA Inc
945,000	3.50%, 04/15/2025	1,024,234
100,000	4.50%, 02/01/2026	101,912
450,000	1.50%, 02/15/2026	453,438
100,000	2.05%, 02/15/2028	101,517
570,000	3.88%, 04/15/2030	637,157
50,000	2.88%, 02/15/2031	49,625
825,000	3.00%, 02/15/2041	814,828
220,000	4.50%, 04/15/2050	261,961
	Verizon Communications Inc
275,000	1.45%, 03/20/2026	277,339
450,000	3.88%, 02/08/2029	514,094
1,075,000	4.50%, 08/10/2033	1,284,591
200,000	2.65%, 11/20/2040	192,463
1,785,000	3.40%, 03/22/2041	1,888,249
335,000	3.55%, 03/22/2051	357,903
Principal Amount		Fair Value
Communications — (continued)
	ViacomCBS Inc
$ 250,000	4.20%, 06/01/2029	$ 288,377
460,000	4.95%, 01/15/2031	554,447
120,000	4.20%, 05/19/2032	138,495
65,000	4.38%, 03/15/2043	75,209
	Vodafone Group PLC
100,000	4.13%, 05/30/2025	111,617
280,000	5.25%, 05/30/2048	368,946
		24,303,886
Consumer, Cyclical — 0.76%
	AutoZone Inc
95,000	3.63%, 04/15/2025	103,970
215,000	4.00%, 04/15/2030	244,362
	General Motors Co
300,000	4.00%, 04/01/2025	327,858
140,000	6.13%, 10/01/2025	165,732
200,000	5.20%, 04/01/2045	247,194
130,000	6.75%, 04/01/2046	187,430
125,000	General Motors Financial Co Inc 2.70%, 08/20/2027	129,891
	Home Depot Inc
375,000	0.90%, 03/15/2028	365,605
275,000	3.30%, 04/15/2040	301,220
225,000	Las Vegas Sands Corp 3.50%, 08/18/2026	239,230
	Lowe's Cos Inc
870,000	2.63%, 04/01/2031	898,948
50,000	3.70%, 04/15/2046	54,936
	McDonald's Corp
175,000	3.35%, 04/01/2023	183,593
285,000	4.60%, 05/26/2045	355,352
180,000	4.45%, 03/01/2047	220,368
120,000	3.63%, 09/01/2049	132,977
215,000	Starbucks Corp 3.80%, 08/15/2025	237,889
		4,396,555
Consumer, Non-Cyclical — 4.83%
	AbbVie Inc
140,000	3.45%, 03/15/2022	142,361
710,000	3.20%, 11/21/2029	771,092
885,000	4.25%, 11/21/2049	1,060,685
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	211,654
445,000	3.00%, 09/23/2029	468,346
200,000	2.60%, 05/27/2030	204,244
	Altria Group Inc
55,000	2.35%, 05/06/2025	57,501
37,000	4.40%, 02/14/2026	41,863
155,000	2.63%, 09/16/2026	163,149
120,000	2.45%, 02/04/2032	116,050
100,000	3.70%, 02/04/2051	94,864
125,000	4.00%, 02/04/2061	119,926
	Amgen Inc
140,000	2.65%, 05/11/2022	142,391

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 65,000	1.90%, 02/21/2025	$ 67,295
115,000	2.20%, 02/21/2027	119,406
400,000	2.45%, 02/21/2030	412,325
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	632,875
85,000	Anheuser-Busch Inbev Finance Inc 4.90%, 02/01/2046	105,226
	Anheuser-Busch Inbev Worldwide Inc
30,000	3.75%, 07/15/2042	32,485
80,000	4.60%, 04/15/2048	97,668
460,000	4.44%, 10/06/2048	550,570
	Anthem Inc
95,000	3.65%, 12/01/2027	106,325
345,000	2.88%, 09/15/2029	365,726
115,000	4.63%, 05/15/2042	142,579
210,000	Archer-Daniels-Midland Co 3.25%, 03/27/2030	232,504
	Astrazeneca Finance LLC
790,000	1.20%, 05/28/2026	787,306
540,000	1.75%, 05/28/2028	539,478
	BAT Capital Corp
430,000	2.79%, 09/06/2024	451,700
215,000	2.26%, 03/25/2028	213,387
5,000	4.39%, 08/15/2037	5,391
400,000	4.54%, 08/15/2047	425,369
225,000	BAT International Finance PLC 1.67%, 03/25/2026	224,874
205,000	Baxter International Inc(e) 3.95%, 04/01/2030	235,959
235,000	Bayer US Finance II LLC(a) 4.25%, 12/15/2025	261,871
	Boston Scientific Corp
850,000	1.90%, 06/01/2025	876,640
300,000	3.75%, 03/01/2026	332,635
	Bristol Myers Squibb Co
85,000	3.20%, 06/15/2026	93,305
360,000	1.13%, 11/13/2027	354,575
175,000	3.40%, 07/26/2029	196,121
175,000	5.00%, 08/15/2045	239,185
75,000	4.25%, 10/26/2049	94,637
60,000	2.55%, 11/13/2050	57,373
940,000	Cigna Corp(e) 1.25%, 03/15/2026	942,752
	Coca-Cola Co
1,110,000	2.25%, 01/05/2032	1,136,411
100,000	3.00%, 03/05/2051	104,087
215,000	CommonSpirit Health 2.76%, 10/01/2024	226,359
349,000	Conagra Brands Inc 4.85%, 11/01/2028	415,481
226,000	Constellation Brands Inc 3.60%, 02/15/2028	250,372
	CVS Health Corp
600,000	4.78%, 03/25/2038	738,148
285,000	4.13%, 04/01/2040	330,611
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 150,000	2.70%, 08/21/2040	$ 145,398
85,000	5.05%, 03/25/2048	110,404
600,000	Diageo Capital PLC 2.00%, 04/29/2030	600,420
	Equifax Inc
275,000	2.60%, 12/01/2024	289,392
79,000	2.60%, 12/15/2025	83,141
25,000	3.10%, 05/15/2030	26,847
165,000	Estee Lauder Co Inc 2.60%, 04/15/2030	174,179
	General Mills Inc
200,000	3.70%, 10/17/2023	214,010
165,000	2.88%, 04/15/2030(e)	174,787
140,000	3.00%, 02/01/2051(a)(e)	141,086
	Gilead Sciences Inc
85,000	2.50%, 09/01/2023	88,495
825,000	1.65%, 10/01/2030	797,460
405,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	447,203
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	250,446
	Global Payments Inc
160,000	1.20%, 03/01/2026	158,472
120,000	4.80%, 04/01/2026	137,197
75,000	3.20%, 08/15/2029	80,277
270,000	2.90%, 05/15/2030	281,304
1,070,000	HCA Inc 2.38%, 07/15/2031	1,056,433
	Hormel Foods Corp
130,000	0.65%, 06/03/2024	130,283
60,000	1.70%, 06/03/2028	60,340
	Howard University
100,000	2.80%, 10/01/2030	102,342
160,000	3.48%, 10/01/2041	163,494
255,000	Johnson & Johnson 3.55%, 03/01/2036	296,787
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	203,988
335,000	3.00%, 06/01/2051	345,740
	Keurig Dr Pepper Inc
99,000	4.06%, 05/25/2023	105,535
130,000	4.42%, 05/25/2025	145,840
85,000	3.20%, 05/01/2030	91,879
	Mondelez International Inc
135,000	1.50%, 05/04/2025	137,381
20,000	2.75%, 04/13/2030(e)	21,067
365,000	1.50%, 02/04/2031(e)	344,969
255,000	Novartis Capital Corp 2.20%, 08/14/2030	263,332
	PepsiCo Inc
55,000	2.63%, 03/19/2027	59,061
300,000	3.00%, 10/15/2027	329,807
45,000	1.63%, 05/01/2030	44,236
375,000	3.63%, 03/19/2050	439,043
	Pfizer Inc
415,000	2.63%, 04/01/2030	441,962
170,000	1.70%, 05/28/2030	169,400
225,000	Philip Morris International Inc 2.10%, 05/01/2030	223,889

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 235,000	Quest Diagnostics Inc 2.80%, 06/30/2031	$ 245,300
	Royalty Pharma PLC(a)
545,000	1.75%, 09/02/2027	536,382
235,000	2.20%, 09/02/2030	230,409
115,000	Sutter Health 3.36%, 08/15/2050	122,045
400,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	396,833
	Thermo Fisher Scientific Inc
60,000	4.13%, 03/25/2025	66,523
50,000	2.95%, 09/19/2026	53,918
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	110,453
385,000	2.30%, 05/15/2031	394,273
205,000	3.50%, 08/15/2039	229,106
65,000	3.75%, 10/15/2047	74,680
95,000	2.90%, 05/15/2050	95,957
		27,926,342
Energy — 1.73%
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	520,622
345,000	3.63%, 04/06/2030	386,760
115,000	1.75%, 08/10/2030(e)	112,209
40,000	3.06%, 06/17/2041	40,303
90,000	2.94%, 06/04/2051	86,164
400,000	3.38%, 02/08/2061	402,127
285,000	Canadian Natural Resources Ltd 3.90%, 02/01/2025	309,645
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	345,312
	Energy Transfer LP
125,000	3.90%, 07/15/2026	136,488
105,000	5.25%, 04/15/2029	124,023
175,000	5.35%, 05/15/2045	202,497
140,000	6.13%, 12/15/2045	178,447
550,000	5.00%, 05/15/2050	635,698
	Enterprise Products Operating LLC
200,000	4.25%, 02/15/2048	228,965
335,000	4.80%, 02/01/2049	412,283
200,000	3.70%, 01/31/2051	214,484
	Equinor ASA
400,000	3.63%, 04/06/2040	456,031
90,000	3.70%, 04/06/2050	103,429
	Exxon Mobil Corp
525,000	3.48%, 03/19/2030	589,520
210,000	4.23%, 03/19/2040	250,739
260,000	Galaxy Pipeline Assets Bidco Ltd(a) 2.94%, 09/30/2040	258,079
210,000	Hess Corp 7.30%, 08/15/2031	284,723
Principal Amount		Fair Value
Energy — (continued)
	Marathon Petroleum Corp
$ 150,000	4.70%, 05/01/2025	$ 169,167
315,000	4.75%, 09/15/2044	372,184
	MPLX LP
300,000	4.00%, 02/15/2025	327,494
70,000	1.75%, 03/01/2026	70,755
35,000	4.13%, 03/01/2027	39,109
75,000	4.25%, 12/01/2027	84,989
70,000	5.20%, 03/01/2047	86,185
200,000	4.90%, 04/15/2058	239,289
770,000	Qatar Petroleum 2.25%, 07/12/2031	761,815
	Sabine Pass Liquefaction LLC
70,000	4.20%, 03/15/2028	79,053
75,000	4.50%, 05/15/2030	86,554
505,000	Shell International Finance BV(e) 3.25%, 04/06/2050	537,056
375,000	TransCanada PipeLines Ltd(e) 4.10%, 04/15/2030	430,931
365,000	Valero Energy Corp 4.00%, 04/01/2029	407,597
		9,970,726
Financial — 8.64%
	American Express Co
135,000	3.70%, 11/05/2021	136,232
380,000	4.20%, 11/06/2025	430,487
1,015,000	American International Group Inc 2.50%, 06/30/2025	1,071,079
	American Tower Corp REIT
130,000	2.40%, 03/15/2025	135,829
240,000	1.50%, 01/31/2028	233,370
105,000	3.70%, 10/15/2049	113,960
	Bank of America Corp
35,000	3.86%, 07/23/2024	37,319
715,000	3.88%, 08/01/2025	794,405
190,000	2.46%, 10/22/2025	198,758
515,000	1.66%, 03/11/2027	519,092
95,000	3.56%, 04/23/2027	104,046
830,000	3.82%, 01/20/2028	920,991
500,000	3.59%, 07/21/2028	550,473
315,000	2.88%, 10/22/2030	331,818
200,000	2.59%, 04/29/2031	206,187
1,705,000	1.92%, 10/24/2031	1,661,617
90,000	2.69%, 04/22/2032	92,592
435,000	6.11%, 01/29/2037	594,389
525,000	3.31%, 04/22/2042	555,503
455,000	4.08%, 03/20/2051	543,687
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	45,863
190,000	2.66%, 05/16/2023	193,862
720,000	2.10%, 10/24/2024	754,495
170,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	210,006

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 635,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	$ 694,142
745,000	BlackRock Inc 1.90%, 01/28/2031	745,455
	BNP Paribas SA(a)
200,000	2.22%, 06/09/2026	206,121
200,000	1.32%, 01/13/2027	197,577
700,000	BOC Aviation Corporation(a) 1.63%, 04/29/2024	705,508
	Citigroup Inc
550,000	3.35%, 04/24/2025	586,054
760,000	0.98%, 05/01/2025	761,809
430,000	3.70%, 01/12/2026	475,521
925,000	1.46%, 06/09/2027	921,018
700,000	3.89%, 01/10/2028	779,062
185,000	4.41%, 03/31/2031	216,018
650,000	2.57%, 06/03/2031	668,214
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	221,771
	Equinix Inc REIT
30,000	1.80%, 07/15/2027	30,364
160,000	2.00%, 05/15/2028	160,689
385,000	2.50%, 05/15/2031	391,556
800,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	795,844
335,000	Fifth Third Bancorp 2.38%, 01/28/2025	351,217
450,000	GE Capital Funding LLC 4.40%, 05/15/2030	524,400
420,000	GE Capital International Funding Co 4.42%, 11/15/2035	503,362
175,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	203,875
	Goldman Sachs Group Inc
90,000	2.91%, 07/24/2023	92,258
735,000	3.27%, 09/29/2025	786,291
650,000	3.85%, 01/26/2027	716,243
600,000	3.80%, 03/15/2030	674,337
210,000	1.99%, 01/27/2032	203,951
1,185,000	2.62%, 04/22/2032	1,210,557
200,000	4.02%, 10/31/2038	234,523
	HSBC Holdings PLC
650,000	0.98%, 05/24/2025	649,454
285,000	4.30%, 03/08/2026	321,462
655,000	1.59%, 05/24/2027	656,262
695,000	4.58%, 06/19/2029	803,253
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024	143,846
265,000	4.02%, 12/05/2024	286,022
690,000	3.22%, 03/01/2025	733,008
1,025,000	2.95%, 10/01/2026	1,102,979
215,000	3.96%, 01/29/2027	239,425
400,000	3.54%, 05/01/2028	439,786
560,000	3.51%, 01/23/2029	617,216
175,000	3.70%, 05/06/2030	195,419
200,000	2.52%, 04/22/2031	205,799
Principal Amount		Fair Value
Financial — (continued)
$ 700,000	1.76%, 11/19/2031	$ 671,308
110,000	1.95%, 02/04/2032	106,832
270,000	2.58%, 04/22/2032	277,112
80,000	3.11%, 04/22/2041	82,995
430,000	3.16%, 04/22/2042	447,600
95,000	3.11%, 04/22/2051	98,012
380,000	Keycorp 2.55%, 10/01/2029	397,636
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	246,101
195,000	3.88%, 03/15/2024	211,506
55,000	4.38%, 03/15/2029	64,469
240,000	4.75%, 03/15/2039	306,452
	Massachusetts Mutual Life Insurance Co(a)
350,000	4.50%, 04/15/2065	414,582
99,000	3.73%, 10/15/2070	105,005
240,000	Mastercard Inc 2.95%, 03/15/2051	250,748
	Morgan Stanley
405,000	2.63%, 11/17/2021	408,653
35,000	2.75%, 05/19/2022	35,781
1,000,000	4.10%, 05/22/2023	1,064,789
230,000	2.72%, 07/22/2025	241,909
385,000	3.63%, 01/20/2027	426,896
865,000	1.59%, 05/04/2027	871,120
600,000	3.77%, 01/24/2029	673,397
100,000	4.43%, 01/23/2030	117,089
295,000	2.70%, 01/22/2031	308,807
695,000	1.79%, 02/13/2032	667,764
580,000	1.93%, 04/28/2032	563,776
290,000	3.97%, 07/22/2038	340,572
65,000	Nationwide Mutual Insurance Co(a) 4.35%, 04/30/2050	72,842
55,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	61,417
655,000	PNC Financial Services Group Inc 2.20%, 11/01/2024	687,018
290,000	Progressive Corp 3.20%, 03/26/2030	318,413
715,000	Santander Holdings USA Inc 3.70%, 03/28/2022	729,766
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	81,533
155,000	2.84%, 01/15/2025	162,605
	State Street Corp
405,000	3.78%, 12/03/2024	436,435
550,000	3.30%, 12/16/2024	598,625
95,000	2.90%, 03/30/2026	101,431
	Truist Bank
200,000	3.30%, 05/15/2026	219,102
250,000	3.80%, 10/30/2026	279,925
500,000	2.25%, 03/11/2030	507,256
475,000	Truist Financial Corp 1.89%, 06/07/2029	476,439

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	VEREIT Operating Partnership LP REIT
$ 95,000	3.40%, 01/15/2028	$ 103,315
15,000	2.20%, 06/15/2028	15,220
65,000	2.85%, 12/15/2032	67,900
75,000	Visa Inc 4.30%, 12/14/2045	96,254
	Wells Fargo & Co
635,000	2.41%, 10/30/2025	664,382
250,000	2.19%, 04/30/2026	259,548
750,000	4.30%, 07/22/2027	855,068
360,000	2.39%, 06/02/2028	373,354
250,000	2.88%, 10/30/2030	264,742
145,000	4.75%, 12/07/2046	183,489
130,000	5.01%, 04/04/2051	178,079
250,000	Wells Fargo Bank NA 3.63%, 10/22/2021	251,884
	Welltower Inc REIT
510,000	4.00%, 06/01/2025	562,128
120,000	2.70%, 02/15/2027	127,341
300,000	2.80%, 06/01/2031	309,985
	Willis North America Inc
85,000	3.60%, 05/15/2024	91,309
470,000	2.95%, 09/15/2029	493,507
		49,918,951
Industrial — 1.89%
	Boeing Co
120,000	2.70%, 02/01/2027	124,036
365,000	5.04%, 05/01/2027	421,147
200,000	3.63%, 02/01/2031	215,106
350,000	Caterpillar Inc 2.60%, 04/09/2030	373,060
100,000	CSX Corp 4.50%, 03/15/2049	125,355
880,000	DAE Funding LLC(a) 1.55%, 08/01/2024	878,214
265,000	FedEx Corp 4.25%, 05/15/2030	308,542
170,000	General Dynamics Corp 4.25%, 04/01/2040	208,030
160,000	General Electric Co 3.63%, 05/01/2030	178,413
755,000	Honeywell International Inc 1.95%, 06/01/2030	766,980
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	91,459
40,000	1.20%, 04/06/2023	40,602
105,000	3.45%, 06/07/2023	111,308
160,000	2.60%, 03/07/2024	168,663
75,000	1.75%, 03/09/2027	76,752
390,000	3.45%, 03/07/2029	438,037
	L3Harris Technologies Inc
610,000	3.85%, 06/15/2023	648,376
32,000	4.40%, 06/15/2028	37,147
	Lockheed Martin Corp
230,000	3.80%, 03/01/2045	267,621
47,000	4.09%, 09/15/2052	58,786
Principal Amount		Fair Value
Industrial — (continued)
$ 95,000	Norfolk Southern Corp 3.40%, 11/01/2049	$ 100,243
435,000	Northrop Grumman Corp 5.15%, 05/01/2040	570,828
	Otis Worldwide Corp
895,000	2.57%, 02/15/2030	926,905
300,000	3.11%, 02/15/2040	310,070
	Raytheon Technologies Corp
1,140,000	3.95%, 08/16/2025	1,267,889
30,000	4.45%, 11/16/2038	36,300
60,000	4.63%, 11/16/2048	77,188
485,000	Siemens Financieringsmaatschappij Nv(a) 1.20%, 03/11/2026	485,333
250,000	Textron Financial Corp(a)(b) 1.89%, 02/15/2042 3-mo. LIBOR + 1.73%	212,500
	Union Pacific Corp
195,000	2.40%, 02/05/2030(e)	201,291
875,000	2.38%, 05/20/2031	892,792
165,000	Waste Management Inc 2.00%, 06/01/2029	166,756
145,000	Worthington Industries Inc 4.30%, 08/01/2032	164,378
		10,950,107
Technology — 3.21%
	Apple Inc
435,000	1.13%, 05/11/2025	440,053
695,000	3.35%, 02/09/2027	771,765
305,000	1.20%, 02/08/2028	300,638
180,000	3.85%, 05/04/2043	213,901
395,000	3.85%, 08/04/2046	469,986
525,000	2.65%, 02/08/2051	513,227
	Broadcom Inc
60,000	4.70%, 04/15/2025	67,594
354,000	3.15%, 11/15/2025	379,410
15,000	4.11%, 09/15/2028	16,874
540,000	5.00%, 04/15/2030	637,077
175,000	4.15%, 11/15/2030	196,248
280,000	2.60%, 02/15/2033(a)	273,803
951,000	3.42%, 04/15/2033(a)	998,706
266,000	3.47%, 04/15/2034(a)	281,363
	Fidelity National Information Services Inc
60,000	1.15%, 03/01/2026	59,529
680,000	2.25%, 03/01/2031	678,783
55,000	3.10%, 03/01/2041	56,340
	Fiserv Inc
315,000	3.80%, 10/01/2023	337,125
890,000	3.20%, 07/01/2026	963,138
380,000	2.25%, 06/01/2027	394,186
150,000	3.50%, 07/01/2029	165,051
	Intel Corp
465,000	2.45%, 11/15/2029	489,399
235,000	3.73%, 12/08/2047	268,356
185,000	3.25%, 11/15/2049	196,822

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 950,000	International Business Machines Corp(e) 1.95%, 05/15/2030	$ 948,690
300,000	Leidos Inc 4.38%, 05/15/2030	340,659
	Marvell Technology Inc(a)
610,000	2.45%, 04/15/2028	621,718
470,000	2.95%, 04/15/2031	487,094
485,000	Microchip Technology Inc 2.67%, 09/01/2023	505,137
	Microsoft Corp
135,000	2.53%, 06/01/2050	132,635
100,000	2.92%, 03/17/2052	106,135
103,000	2.68%, 06/01/2060	102,005
487,000	3.04%, 03/17/2062	519,508
	NVIDIA Corp
480,000	1.55%, 06/15/2028	478,043
380,000	3.50%, 04/01/2040	431,024
	NXP BV / NXP Funding LLC(a)
295,000	4.88%, 03/01/2024	324,737
71,000	5.35%, 03/01/2026	82,846
	NXP BV / NXP Funding LLC / NXP USA Inc(a)
275,000	3.15%, 05/01/2027	294,175
264,000	4.30%, 06/18/2029	302,681
	Oracle Corp
425,000	2.30%, 03/25/2028	436,053
265,000	2.88%, 03/25/2031	275,621
215,000	3.80%, 11/15/2037	235,779
235,000	3.60%, 04/01/2040	247,868
155,000	4.00%, 07/15/2046	168,078
880,000	3.60%, 04/01/2050	903,630
145,000	3.95%, 03/25/2051	158,266
95,000	4.10%, 03/25/2061	105,326
	salesforce.com Inc
190,000	3.25%, 04/11/2023	199,328
960,000	1.95%, 07/15/2031	960,131
		18,536,541
Utilities — 3.09%
	Alabama Power Co
125,000	2.45%, 03/30/2022	126,821
60,000	4.15%, 08/15/2044	71,926
335,000	3.45%, 10/01/2049	363,605
	American Water Capital Corp
125,000	3.75%, 09/01/2028	141,272
175,000	4.15%, 06/01/2049	212,268
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	93,430
75,000	6.13%, 04/01/2036	105,456
5,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046	5,978
195,000	Commonwealth Edison Co 3.65%, 06/15/2046	221,727
Principal Amount		Fair Value
Utilities — (continued)
	Dominion Energy Inc
$ 195,000	3.07%, 08/15/2024(d)	$ 206,713
400,000	2.85%, 08/15/2026	425,727
255,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	368,309
	Duke Energy Carolinas LLC
430,000	2.55%, 04/15/2031	446,422
788,000	5.30%, 02/15/2040	1,069,602
190,000	3.45%, 04/15/2051	210,665
	Duke Energy Corp
130,000	3.75%, 04/15/2024	139,985
815,000	2.55%, 06/15/2031	824,717
140,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	147,882
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	161,474
100,000	Eastern Energy Gas Holdings LLC 2.50%, 11/15/2024	105,081
	Eastern Gas Transmission & Storage
25,000	3.00%, 11/15/2029	26,193
105,000	3.90%, 11/15/2049	113,061
	Evergy Inc
560,000	2.45%, 09/15/2024	586,454
25,000	2.90%, 09/15/2029	26,493
	Evergy Metro Inc
20,000	2.25%, 06/01/2030	20,345
210,000	4.20%, 03/15/2048	253,433
180,000	Exelon Corp 4.70%, 04/15/2050	227,361
	Georgia Power Co
225,000	2.10%, 07/30/2023	232,350
145,000	4.75%, 09/01/2040	179,032
515,000	Gulf Power Co 4.55%, 10/01/2044	591,911
515,000	ITC Holdings Corp(a) 2.95%, 05/14/2030	542,020
745,000	Nextera Energy Capital Holdings Inc 2.25%, 06/01/2030	750,814
	NiSource Inc
150,000	3.49%, 05/15/2027	164,985
480,000	3.60%, 05/01/2030	531,459
135,000	4.38%, 05/15/2047	161,569
610,000	Oglethorpe Power Corp 5.05%, 10/01/2048	766,893
235,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	251,195
	PacifiCorp
275,000	2.70%, 09/15/2030	288,810
42,000	4.13%, 01/15/2049	50,226
165,000	3.30%, 03/15/2051	174,752
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	108,001
960,000	PG&E 2.50%, 02/01/2031	900,045

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Public Service Enterprise Group Inc
$ 145,000	2.88%, 06/15/2024	$ 153,742
1,075,000	1.60%, 08/15/2030	1,018,706
	Puget Energy Inc
185,000	3.65%, 05/15/2025	199,066
505,000	4.10%, 06/15/2030	565,177
	Sempra Energy
300,000	3.55%, 06/15/2024	322,474
210,000	3.40%, 02/01/2028	230,752
60,000	3.80%, 02/01/2038	66,614
135,000	4.00%, 02/01/2048	151,428
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	106,300
	Southern California Edison Co
90,000	2.85%, 08/01/2029	93,438
950,000	2.25%, 06/01/2030	934,070
27,000	4.00%, 04/01/2047	28,401
88,000	4.13%, 03/01/2048	93,780
105,000	3.65%, 02/01/2050	105,009
	Southern Co
730,000	3.70%, 04/30/2030	805,004
55,000	4.40%, 07/01/2046	64,590
450,000	4.00%, 01/15/2051	475,875
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	25,984
		17,836,872
TOTAL CORPORATE BONDS AND NOTES — 28.70% (Cost $158,726,420)		$ 165,877,166
FOREIGN GOVERNMENT BONDS AND NOTES
	Chile Government International Bond
280,000	3.10%, 05/07/2041	280,280
305,000	3.50%, 04/15/2053	319,789
	Mexico Government International Bond
500,000	3.75%, 01/11/2028	544,345
510,000	2.66%, 05/24/2031	498,214
400,000	4.75%, 04/27/2032	458,000
685,000	4.28%, 08/14/2041	719,003
76,000	4.75%, 03/08/2044	83,881
405,000	3.77%, 05/24/2061	376,448
	Panama Government International Bond
200,000	3.16%, 01/23/2030	209,752
200,000	4.50%, 04/16/2050	226,830
340,000	3.87%, 07/23/2060	346,749
	Peruvian Government International Bond
200,000	2.39%, 01/23/2026	206,412
310,000	2.78%, 01/23/2031	315,816
495,000	3.30%, 03/11/2041	499,440
20,000	3.55%, 03/10/2051	20,704
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 200,000	Saudi International Bond(a) 2.25%, 02/02/2033	$ 194,290
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.92% (Cost $5,214,703)		$ 5,299,953
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.31%
395,531	Ajax Mortgage Loan Trust(a)(d) Series 2021-C Class A 2.12%, 01/25/2061	394,974
	Angel Oak Mortgage Trust(a)(c)
	Series 2018-3 Class A1
48,424	3.65%, 09/25/2048	48,727
	Series 2019-2 Class A1
55,251	3.63%, 03/25/2049	55,899
	Series 2019-3 Class A1
103,505	2.93%, 05/25/2059	103,984
	Series 2019-4 Class A1
184,859	2.99%, 07/26/2049	186,402
	Series 2020-1 Class A1
109,328	2.47%, 12/25/2059	110,066
	Series 2020-2 Class A1A
243,911	2.53%, 01/26/2065	248,095
	Series 2020-4 Class A1
158,221	1.47%, 06/25/2065	159,137
	Series 2020-6 Class A1
106,376	1.26%, 05/25/2065	106,663
	Series 2020-R1 Class A1
355,509	0.99%, 04/25/2053	355,454
	Series 2021-1 Class A1
411,497	0.91%, 01/25/2066	410,716
	Series 2021-2 Class A1
604,744	0.99%, 04/25/2066	604,124
	Arroyo Mortgage Trust(a)(c)
	Series 2019-2 Class A1
161,589	3.35%, 04/25/2049	164,339
	Series 2019-3 Class A1
145,765	2.96%, 10/25/2048	147,806
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	387,634
	Series 2019-BN16 Class XA
2,591,944	1.12%, 02/15/2052(c)	152,960
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	711,589
	Series 2019-BN18 Class XA
991,562	1.05%, 05/15/2062(c)	59,697
	Series 2019-BN20 Class XA
1,285,377	0.96%, 09/15/2062(c)	74,832

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-BN22 Class XA
$ 1,799,553	0.72%, 11/15/2062(c)	$ 78,347
	Series 2019-BN23 Class XA
2,947,809	0.81%, 12/15/2052(c)	151,768
	Series 2019-BN24 Class XA
994,707	0.76%, 11/15/2062(c)	47,832
	Series 2020-BN26 Class XA
1,072,996	1.35%, 03/15/2063(c)	92,532
	Series 2020-BN28 Class XA
2,408,841	1.90%, 03/15/2063(c)	328,670
	Series 2020-BN29 Class XA
2,887,651	1.46%, 11/15/2053(c)	297,637
	Series 2020-BN30 Class A4
1,500,000	1.93%, 12/15/2053	1,491,411
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	275,117
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,577,519
	BBCMS Mortgage Trust
	Series 2017-DELC Class A
228,000	0.92%, 08/15/2036(a)(b) 1-mo. LIBOR + 0.85%	228,211
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,578,663
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(c)	445,838
	Series 2019-B10 Class XA
2,351,400	1.39%, 03/15/2062(c)	178,360
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	343,293
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	507,979
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,628,787
	Series 2019-B12 Class XA
994,754	1.20%, 08/15/2052(c)	61,526
	Series 2019-B9 Class A5
1,400,000	4.02%, 03/15/2052	1,603,616
	Series 2020-B18 Class XA
634,447	1.92%, 07/15/2053(c)	71,607
	Series 2020-B22 Class XA
1,110,958	1.64%, 01/15/2054(c)	132,794
254,715	Bunker Hill Loan Depository Trust(a)(c) Series 2020-1 Class A1 1.72%, 02/25/2055	257,676
Principal Amount		Fair Value
Non-Agency — (continued)
$ 96,733	BX Commercial Mortgage Trust(a)(b) Series 2018-IND Class A 0.82%, 11/15/2035 1-mo. LIBOR + 0.75%	$ 96,765
100,000	CAMB Commercial Mortgage Trust(a)(b) Series 2019-LIFE Class C 1.52%, 12/15/2037 1-mo. LIBOR + 1.45%	100,124
130,314	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	130,804
300,000	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	321,598
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	273,095
64,766	CIM Trust(a)(c) Series 2017-7 Class A 3.00%, 04/25/2057	65,825
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	442,882
	Citigroup Mortgage Loan Trust Inc
	Series 2018-RP2 Class A1
192,592	2.99%, 02/25/2058	199,586
	Series 2018-RP3 Class A1
210,613	3.25%, 03/25/2061(a)(c)	217,377
	COLT Mortgage Loan Trust(a)(c)
	Series 2019-3 Class A1
54,222	2.76%, 08/25/2049	54,220
	Series 2019-4 Class A1
131,740	2.58%, 11/25/2049	132,237
	Series 2020-1R Class A1
85,439	1.26%, 09/25/2065	85,745
	Series 2020-2R Class A1
337,347	1.33%, 10/26/2065	338,068
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
253,550	2.94%, 01/10/2046	260,320
	Series 2019-WCM Class A
366,198	0.97%, 10/15/2034(a)(b) 1-mo. LIBOR + 0.90%	366,416
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046(a)	151,322
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
42,330	3.25%, 04/25/2047(c)	44,579
	Series 2018-RPL9 Class A
196,054	3.85%, 09/25/2057(c)	204,826

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-NET Class A
$ 100,000	2.26%, 08/15/2037	$ 103,237
	Series 2020-NQM1 Class A1
448,604	1.21%, 05/25/2065(d)	451,455
	Series 2020-RPL4 Class A1
473,841	2.00%, 01/25/2060(c)	485,760
	Series 2021-NQM2 Class A1
566,963	1.18%, 02/25/2066(c)	567,082
	Series 2021-RPL4 Class A1
372,777	1.80%, 12/27/2060(c)	373,299
318,561	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	333,594
12,100,316	DBGS Mortgage Trust(c) Series 2018-C1 Class XA 0.33%, 10/15/2051	159,027
488,433	DBJPM Mortgage Trust(c) Series 2020-C9 Class XA 1.83%, 09/15/2053	49,994
	Ellington Financial Mortgage Trust(a)(c)
	Series 2020-2 Class A1
145,162	1.18%, 10/25/2065	145,434
	Series 2021-1 Class A1
91,938	0.80%, 02/25/2066	91,673
	Series 2021-2 Class A1
299,975	0.93%, 06/25/2066	300,191
560,000	FREMF Mortgage Trust(a)(c) Series 2015-K45 Class B 3.71%, 04/25/2048	604,059
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
95,497	1.56%, 04/25/2065(d)	95,969
	Series 2021-NQM1 Class A1
462,077	0.87%, 01/25/2066(c)	460,221
128,741	Genworth Mortgage Insurance-Linked Notes(a)(b) Series 2019-1 Class M1 1.99%, 11/26/2029 1-mo. LIBOR + 1.90%	128,741
	Goldman Sachs Mortgage Securities Trust(c)
	Series 2013-GC13 Class A5
380,000	4.19%, 07/10/2046	402,678
	Series 2020-GC45 Class XA
2,037,542	0.79%, 02/13/2053	96,291
Principal Amount		Fair Value
Non-Agency — (continued)
$ 54,072	Homeward Opportunities Fund I Trust(a)(c) Series 2019-2 Class A1 2.70%, 09/25/2059	$ 54,118
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	281,657
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	583,254
	Series 2016-C4 Class ASB
310,000	2.99%, 12/15/2049	328,141
	Series 2017-C7 Class A5
1,500,000	3.41%, 10/15/2050	1,653,867
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	123,684
373,558	Legacy Mortgage Asset Trust(a)(d) Series 2021-GS2 Class A1 1.75%, 04/25/2061	373,939
93,867	MetLife Securitization Trust(a)(c) Series 2018-1A Class A 3.75%, 03/25/2057	97,824
	MFA Trust(a)(c)
	Series 2020-NQM3 Class A1
73,163	1.01%, 01/26/2065	73,216
	Series 2021-NQM1 Class A1
660,557	1.15%, 04/25/2065	659,507
	Mill City Mortgage Loan Trust(a)(c)
	Series 2019-1 Class A1
198,360	3.25%, 10/25/2069	209,199
	Series 2019-GS1 Class A1
466,032	2.75%, 07/25/2059	479,574
	MTRO Commercial Mortgage Trust(a)(b)
	Series 2019-TECH Class B
100,000	1.17%, 12/15/2033 1-mo. LIBOR + 1.10%	99,498
	Series 2019-TECH Class C
100,000	1.37%, 12/15/2033 1-mo. LIBOR + 1.30%	99,417
220,000	Natixis Commercial Mortgage Securities Trust(a) Series 2019-1776 Class A 2.51%, 10/15/2036	226,334
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
37,293	3.75%, 05/28/2052(c)	39,376
	Series 2017-2A Class A3
105,381	4.00%, 03/25/2057(c)	112,500
	Series 2017-3A Class A1
172,100	4.00%, 04/25/2057(c)	184,193
	Series 2017-4A Class A1
65,336	4.00%, 05/25/2057(c)	69,548

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-5A Class A1
$ 65,286	1.59%, 06/25/2057(b) 1-mo. LIBOR + 1.50%	$ 66,123
	Series 2017-6A Class A1
105,497	4.00%, 08/27/2057(c)	112,849
	Series 2018-1A Class A1A
535,463	4.00%, 12/25/2057(c)	573,461
	Series 2018-2A Class A1
118,073	4.50%, 02/25/2058(c)	125,864
	Series 2018-4A Class A1S
134,153	0.84%, 01/25/2048(b) 1-mo. LIBOR + 0.75%	134,402
	Series 2019-3A Class A1A
198,684	3.75%, 11/25/2058(c)	212,885
	Series 2019-5A Class A1B
211,209	3.50%, 08/25/2059(c)	220,117
	Series 2019-NQM4 Class A1
68,061	2.49%, 09/25/2059(c)	68,732
	Series 2020-1A Class A1B
121,944	3.50%, 10/25/2059(c)	128,617
	Series 2021-NQ1R Class A1
310,656	0.94%, 07/25/2055(c)	310,771
	Series 2021-NQ2R Class A1
516,132	0.94%, 09/25/2058(c)	516,103
1,121,338	NMLT Trust(a)(c) Series 2021-INV1 Class A1 1.19%, 05/25/2056	1,118,182
561,694	Onslow Bay Mortgage Loan Trust(a)(c) Series 2021-NQM1 Class A1 1.07%, 02/25/2066	560,292
	Preston Ridge Partners Mortgage LLC(a)
	Series 2019-GS1 Class A1
120,227	3.50%, 10/25/2024(c)	120,866
	Series 2020-3 Class A1
363,895	2.86%, 09/25/2025(d)	365,827
	Series 2020-6 Class A1
102,999	2.36%, 11/25/2025(d)	103,245
	Series 2021-3 Class A1
562,633	1.87%, 04/25/2026(d)	565,395
	Series 2021-4 Class A1
741,661	1.87%, 04/25/2026(d)	740,567
150,000	Radnor RE Ltd(a)(b) Series 2020-1 Class M1A 1.04%, 01/25/2030 1-mo. LIBOR + 0.95%	150,016
257,355	Residential Mortgage Loan Trust(a)(c) Series 2021-1R Class A1 0.86%, 01/25/2065	256,780
Principal Amount		Fair Value
Non-Agency — (continued)
$ 490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	$ 508,405
	Starwood Mortgage Residential Trust(a)(c)
	Series 2020-3 Class A1
91,853	1.49%, 04/25/2065	92,656
	Series 2021-1 Class A1
525,090	1.22%, 05/25/2065	526,465
	Series 2021-2 Class A1
412,516	0.94%, 05/25/2065	412,355
1,297,086	Towd Point Mortgage Trust(a)(c) Series 2021-R1 Class A1 2.92%, 11/30/2060	1,328,213
122,896	VCAT LLC(a)(d) Series 2021-NPL2 Class A1 2.12%, 03/27/2051	122,934
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
206,113	2.69%, 11/25/2059(c)	209,916
	Series 2020-4 Class A1
164,679	1.50%, 05/25/2065(d)	165,627
	Series 2020-5 Class A1
221,363	1.22%, 05/25/2065(d)	221,831
	Series 2021-2 Class A1
469,867	1.03%, 02/25/2066(c)	472,080
	Series 2021-R2 Class A1
310,011	0.92%, 02/25/2064(c)	310,006
123,601	VOLT LLC(a)(d) Series 2021-NPL7 Class A1 2.12%, 04/25/2051	123,648
419,435	VOLT XCIII LLC(a)(d) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	418,955
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	157,057
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	347,922
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	404,929
		42,219,714
U.S. Government Agency — 33.46%
	Federal Home Loan Mortgage Corp
592	5.00%, 03/01/2022	616
359,767	3.00%, 09/01/2027	380,832
5,006	6.00%, 11/01/2033	5,733
8,534	6.00%, 04/01/2035	9,580
13,928	4.50%, 05/01/2035	15,318

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 38,521	5.50%, 08/01/2035	$ 43,606
44,738	4.50%, 11/01/2035	48,909
4,338	6.50%, 02/01/2036	4,896
9,760	4.50%, 03/01/2036	10,759
11,584	6.00%, 03/01/2036	13,746
14,039	5.50%, 06/01/2036	15,648
23,588	5.50%, 08/01/2036	27,044
4,473	6.00%, 08/01/2037	5,113
20,837	7.00%, 08/01/2037	23,305
57,729	5.00%, 04/01/2038	66,115
136,702	5.50%, 05/01/2038	159,071
87,878	4.50%, 03/01/2039	98,034
94,725	4.50%, 05/01/2039	105,724
94,625	4.00%, 09/01/2040	104,052
246,627	5.00%, 09/01/2040	282,240
30,964	4.00%, 09/01/2043	34,031
700,766	4.00%, 03/01/2044	763,581
240,287	4.50%, 04/01/2044	264,349
537,534	4.50%, 12/01/2044	588,337
395,221	3.00%, 02/01/2047	415,631
1,078,030	3.00%, 10/01/2049	1,125,399
756,754	3.50%, 05/01/2050	796,429
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	211,497
	Series K104 Class X1
1,003,092	1.25%, 02/25/2052(c)	84,351
	Series K111 Class X1
576,522	1.68%, 05/25/2030(c)	70,142
	Series K112 Class X1
1,129,230	1.54%, 05/25/2030(c)	126,259
	Series K114 Class X1
1,468,220	1.21%, 06/25/2030(c)	130,390
	Series K122 Class X1
449,669	0.97%, 11/25/2030(c)	32,157
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
29,432	3.00%, 05/15/2041	31,358
	Series 4097 Class KA
128,910	2.00%, 09/15/2031	132,449
	Series 4122 Class AB
119,356	1.50%, 10/15/2042	119,613
	Series 4139 Class PA
158,037	2.50%, 11/15/2041	165,142
	Series 4142 Class PT
107,713	1.25%, 12/15/2027	109,441
	Series 4146 Class AB
97,307	1.13%, 12/15/2027	98,461
	Series 4216 Class KQ
110,715	1.70%, 10/15/2039	112,361
	Series 4961 Class JB
208,623	2.50%, 12/15/2042	218,238
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 111,552	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b) Series 2014-DN3 Class M3 4.09%, 08/25/2024 1-mo. LIBOR + 4.00%	$ 113,792
	Federal National Mortgage Association
356,080	4.00%, 07/01/2026	379,242
533,857	3.50%, 01/01/2031	564,480
160,000	3.09%, 07/01/2032	178,399
385,000	3.10%, 07/01/2032	429,781
215,531	3.19%, 07/01/2033	236,162
8,562	4.50%, 08/01/2035	9,415
12,443	6.00%, 02/01/2036	14,509
29,945	5.50%, 03/01/2036	33,629
23,195	6.50%, 06/01/2036	25,969
45,819	6.00%, 03/01/2037	53,470
254	6.50%, 04/01/2037	285
54,213	6.00%, 08/01/2037	62,910
21,305	6.50%, 08/01/2037	25,219
500,037	4.00%, 02/01/2041	546,091
3,255,037	4.50%, 02/01/2041	3,624,884
256,400	4.00%, 10/01/2041	280,603
537,856	4.00%, 01/01/2045	588,460
280,243	3.50%, 08/01/2045	299,889
581,625	4.00%, 10/01/2046	627,283
600,569	3.50%, 01/01/2047	637,226
2,734,753	4.00%, 06/01/2047	2,938,380
1,759,162	4.50%, 11/01/2047	1,906,305
777,049	4.50%, 04/01/2048	839,329
333,163	4.00%, 02/01/2049	354,684
291,027	3.00%, 11/01/2049	303,743
1,455,919	3.00%, 12/01/2049	1,521,377
2,944,257	3.00%, 04/01/2050	3,084,663
994,457	3.50%, 05/01/2050	1,044,857
341,168	2.50%, 07/01/2050	353,200
	Federal National Mortgage Association Alternative Credit Enhancement Securities(c)
	Series 2019-M21 Class X3
2,140,995	1.33%, 06/25/2034	213,942
	Series 2020-M2 Class X
5,362,738	0.42%, 01/25/2030	116,269
96,287	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	100,727
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
103,179	1.50%, 09/25/2027	105,286
	Series 2012-124 Class JA
75,031	1.50%, 11/25/2042	75,074
	Series 2012-128 Class PD
200,964	1.50%, 06/25/2042	204,963

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2012-18 Class GA
$ 59,666	2.00%, 12/25/2041	$ 61,529
	Series 2012-21 Class PQ
33,239	2.00%, 09/25/2041	34,205
	Series 2012-52 Class PA
43,207	3.50%, 05/25/2042	46,468
	Series 2012-75 Class KC
55,665	2.50%, 12/25/2041	57,411
	Series 2013-16 Class A
137,537	1.75%, 01/25/2040	139,261
	Series 2013-43 Class XP
141,857	1.50%, 08/25/2041	144,616
	Series 2013-77 Class BP
103,548	1.70%, 06/25/2043	105,204
	Series 2013-9 Class PT
92,262	1.25%, 02/25/2028	93,487
	Series 2015-48 Class QB
58,034	3.00%, 02/25/2043	60,394
	Series 2015-5 Class EP
148,004	2.00%, 06/25/2043	151,254
	Series 2016-11 Class GA
67,983	2.50%, 03/25/2046	71,156
	Series 2016-38 Class NA
31,272	3.00%, 01/25/2046	33,621
	Series 2017-26 Class CG
78,882	3.50%, 07/25/2044	82,246
	Series 2017-34 Class JK
40,954	3.00%, 05/25/2047	42,288
	Series 2017-35 Class AH
95,564	3.50%, 04/25/2053	98,377
	Series 2017-49 Class JA
80,843	4.00%, 07/25/2053	84,219
	Series 2017-84 Class KA
72,937	3.50%, 04/25/2053	75,110
	Series 2017-A6 Class A6
147,439	3.00%, 12/25/2054	154,564
	Series 2018-19 Class DC
59,992	3.50%, 05/25/2056	62,905
	Series 2018-23 Class LA
62,334	3.50%, 04/25/2048	67,880
	Series 2018-38 Class PC
36,874	3.50%, 03/25/2045	37,529
	Series 2018-70 Class HA
89,324	3.50%, 10/25/2056	94,566
	Series 2018-72 Class BA
130,181	3.50%, 07/25/2054	136,223
	Series 2018-77 Class PA
36,100	3.50%, 02/25/2048	37,841
	Series 2018-80 Class GD
68,795	3.50%, 12/25/2047	71,890
	Series 2019-12 Class HA
115,404	3.50%, 11/25/2057	123,937
	Series 2019-14 Class CA
115,844	3.50%, 04/25/2049	126,098
	Series 2019-15 Class AB
122,950	3.50%, 05/25/2053	129,748
	Series 2019-21 Class BD
115,120	3.00%, 09/25/2057	119,771
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2019-22 Class BA
$ 121,340	3.50%, 12/25/2058	$ 132,236
	Series 2019-41 Class AC
126,178	2.50%, 03/25/2053	130,146
	Series 2019-45 Class PT
134,377	3.00%, 08/25/2049	141,006
	Series 2019-6 Class GJ
145,107	3.00%, 02/25/2049	153,155
	Series 2019-7 Class CA
95,988	3.50%, 11/25/2057	102,348
	Series 2019-7 Class JA
98,629	3.50%, 03/25/2049	105,909
	Series 2020-1 Class AC
454,142	3.50%, 08/25/2058	483,932
	Government National Mortgage Association
4,000,000	2.00%, TBA	4,073,750
16,900,000	2.50%, TBA	17,488,860
8,600,000	3.00%, TBA	8,973,059
6,500,000	3.50%, TBA	6,825,127
2,800,000	4.00%, TBA	2,956,734
2,400,000	4.50%, TBA	2,557,500
257,087	4.00%, 02/20/2045	280,467
135,325	4.50%, 01/20/2046	149,606
	Series 2013-37 Class LG
76,102	2.00%, 01/20/2042	77,859
	Series 2015-151 Class BA
78,244	1.70%, 10/20/2045	79,303
	Series 2015-56 Class LB
145,623	1.50%, 04/16/2040	147,033
69,804	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	76,738
	Uniform Mortgage-Backed Security(f)
5,100,000	1.50%, TBA	5,161,459
62,940,000	2.00%, TBA	63,676,800
14,200,000	2.50%, TBA	14,673,149
17,900,000	3.00%, TBA	18,667,782
9,600,000	3.50%, TBA	10,104,937
2,800,000	4.00%, TBA	2,981,563
1,600,000	4.50%, TBA	1,721,250
		193,409,960
TOTAL MORTGAGE-BACKED SECURITIES — 40.77% (Cost $234,480,391)		$ 235,629,674
MUNICIPAL BONDS AND NOTES
65,000	Chicago Transit Authority Sales Tax Receipts Fund 3.91%, 12/01/2040	73,247
	County of Riverside California
420,000	2.96%,02/15/2027	453,795
420,000	3.07%,02/15/2028	456,843
200,000	District of Columbia 3.43%, 04/01/2042	211,073

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
	Marshall University
$ 100,000	3.13%,05/01/2028	$ 105,105
100,000	3.38%,05/01/2031	105,885
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	141,444
315,000	5.18%,11/15/2049	425,239
155,000	New York State Thruway Authority 2.90%, 01/01/2035	166,043
450,000	New York Transportation Development Corp 4.25%, 09/01/2035	498,527
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	461,386
345,000	Port Authority of New York & New Jersey 1.09%, 07/01/2023	349,390
80,000	Regents of The University of California Medical Center Pooled Revenue 6.55%, 05/15/2048	124,885
395,000	State Board of Administration Finance Corp 1.26%, 07/01/2025	398,795
	State of California
130,000	7.55%,04/01/2039	221,650
130,000	7.30%,10/01/2039	208,053
15,000	7.63%,03/01/2040	25,268
15,000	State of Connecticut 3.00%, 07/01/2021	15,000
TOTAL MUNICIPAL BONDS AND NOTES — 0.77% (Cost $4,085,400)		$ 4,441,628
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
365,638	0.13%, 10/15/2024	392,605
499,298	0.38%, 01/15/2027	550,604
58,600	0.75%, 07/15/2028	66,992
799,693	0.13%, 07/15/2030	878,938
1,343,269	0.88%, 02/15/2047	1,720,997
244,978	1.00%, 02/15/2049	328,460
	United States Treasury Note/Bond
225,000	1.63%, 12/31/2021	226,749
1,350,000	0.38%, 03/31/2022	1,352,953
100,000	2.13%, 05/15/2022	101,766
2,000,000	0.13%, 06/30/2022	2,000,469
13,120,000	0.13%, 10/31/2022	13,114,362
1,000,000	0.13%, 11/30/2022	999,336
2,000,000	0.13%, 12/31/2022	1,998,281
3,000,000	0.13%, 02/28/2023	2,996,250
6,720,000	0.13%, 05/15/2023	6,707,400
3,630,000	1.75%, 05/15/2023(g)(h)	3,732,094
20,460,000	0.13%, 02/15/2024(e)	20,328,129
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,580,000	2.38%, 08/15/2024	$ 8,025,029
8,752,000	2.00%, 02/15/2025	9,189,600
2,215,000	2.13%, 05/15/2025	2,338,815
2,400,000	0.25%, 06/30/2025	2,357,438
7,325,000	2.88%, 07/31/2025	7,963,648
9,060,000	6.88%, 08/15/2025	11,333,140
1,200,000	0.25%, 08/31/2025	1,175,906
1,085,000	0.25%, 09/30/2025	1,062,156
2,000,000	0.38%, 11/30/2025	1,963,984
7,980,000	0.38%, 01/31/2026	7,820,088
670,000	0.50%, 02/28/2026	659,845
17,720,000	0.75%, 03/31/2026	17,640,398
4,380,000	0.75%, 04/30/2026	4,357,758
9,400,000	0.88%, 06/30/2026	9,395,594
1,000,000	1.38%, 08/31/2026	1,023,711
265,000	1.13%, 02/28/2027	266,894
2,000,000	0.50%, 04/30/2027	1,939,766
2,500,000	0.50%, 05/31/2027	2,420,313
1,150,000	0.38%, 07/31/2027	1,102,203
4,090,000	2.25%, 08/15/2027	4,374,063
430,000	0.38%, 09/30/2027	410,784
125,000	0.50%, 10/31/2027	120,181
700,000	1.13%, 02/29/2028	697,922
600,000	2.38%, 05/15/2029	647,461
5,475,000	0.63%, 05/15/2030	5,117,628
9,605,000	0.63%, 08/15/2030	8,948,408
2,560,000	0.88%, 11/15/2030(e)	2,434,400
9,265,000	1.13%, 02/15/2031(e)	8,994,288
1,220,000	1.38%, 11/15/2040	1,095,903
16,750,000	1.88%, 02/15/2041	16,396,680
7,755,000	2.25%, 05/15/2041	8,068,835
350,000	3.63%, 08/15/2043	450,789
4,670,000	3.75%, 11/15/2043	6,130,105
5,590,000	3.63%, 02/15/2044	7,225,293
610,000	3.13%, 08/15/2044	732,072
3,850,000	2.50%, 02/15/2045	4,165,520
4,140,000	3.00%, 11/15/2045	4,894,741
4,515,000	2.50%, 02/15/2046	4,891,015
260,000	2.50%, 05/15/2046	281,673
1,620,000	2.25%, 08/15/2046	1,675,055
1,500,000	2.88%, 11/15/2046	1,740,938
1,500,000	3.00%, 02/15/2047	1,781,953
690,000	3.00%, 02/15/2048	822,502
300,000	3.13%, 05/15/2048	365,871
510,000	2.25%, 08/15/2049	528,328
2,545,000	1.38%, 08/15/2050	2,145,455
7,110,000	1.63%, 11/15/2050	6,385,669
4,425,000	1.88%, 02/15/2051(e)	4,223,109
1,965,000	2.38%, 05/15/2051	2,097,945
TOTAL U.S. TREASURY BONDS AND NOTES — 44.53% (Cost $257,711,745)		$ 257,377,257

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Consumer, Cyclical — 0.00%(i)
761	Superior Energy Services LLC(j)	$ 23,972
TOTAL COMMON STOCK — 0.00%(i) (Cost $50,000)		$ 23,972
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,641,000	BlackRock FedFund Institutional Class(k), 0.03%(l)	1,641,000
1,490,000	Federated Hermes Government Obligations Fund Premier Shares(k), 0.01%(l)	1,490,000
1,490,000	Goldman Sachs Financial Square Government Fund Institutional Class(k), 0.02%(l)	1,490,000
1,490,000	Invesco Government & Agency Portfolio Institutional Class(k), 0.03%(l)	1,490,000
1,490,000	JPMorgan U.S. Government Money Market Fund Capital Shares(k), 0.03%(l)	1,490,000
1,490,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(k), 0.03%(l)	1,490,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.57% (Cost $9,091,000)		$ 9,091,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.29%
$3,531,420	Undivided interest of 4.32% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $3,531,420 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(k)	3,531,420
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,931,645	Undivided interest of 4.71% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $3,931,645 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(k)	$ 3,931,645
TOTAL SHORT TERM INVESTMENTS — 1.29% (Cost $7,463,065)		$ 7,463,065
TOTAL INVESTMENTS — 123.95% (Cost $707,925,255)		$ 716,427,538
OTHER ASSETS & LIABILITIES, NET — (23.95)%		$(138,445,509)
TOTAL NET ASSETS — 100.00%		$ 577,982,029

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2021.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2021. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan at June 30, 2021.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(i)	Represents less than 0.005% of net assets.
(j)	Non-income producing security.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of June 30, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At June 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Note Futures	180	USD	23,850,000	September 2021	$ (99,806)
U.S. 5 Year Treasury Note Futures	402	USD	49,618,735	September 2021	134,672
U.S. Long Bond Futures	134	USD	21,540,500	September 2021	(590,171)
U.S. Treasury Bond Futures	110	USD	16,192,344	September 2021	(240,938)
U.S. Ultra Bond Futures	51	USD	9,827,062	September 2021	(413,914)
Long
U.S. 2 Year Treasury Note Futures	45	USD	9,914,414	September 2021	(15,524)
				Net Depreciation	$(1,225,681)
At June 30, 2021, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.36 Index	$6,910,000	$175,454	$144,806	1.00	June 20, 2026	$30,648	Sell	Quarterly
					Net Appreciation	$30,648
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Core Bond Fund
ASSETS:
Investments in securities, fair value (including $16,193,916 of securities on loan)(a)	$708,964,473
Repurchase agreements, fair value(b)	7,463,065
Cash	57,175,170
Cash pledged on futures contracts	1,935
Cash pledged on centrally cleared swaps	14,264
Interest receivable	2,679,382
Subscriptions receivable	47,059
Variation margin on centrally cleared swaps	489
Total Assets	776,345,837
LIABILITIES:
Payable for TBA investments purchased	159,889,839
Payable for director fees	2,943
Payable for investments purchased	20,790,708
Payable for other accrued fees	134,347
Payable for shareholder services fees	31,843
Payable to investment adviser	141,273
Payable upon return of securities loaned	16,554,065
Redemptions payable	553,938
Variation margin on futures contracts	264,852
Total Liabilities	198,363,808
NET ASSETS	$577,982,029
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,513,619
Paid-in capital in excess of par	556,096,104
Undistributed/accumulated earnings	16,372,306
NET ASSETS	$577,982,029
NET ASSETS BY CLASS
Investor Class	$101,968,470
Institutional Class	$476,013,559
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	8,987,781
Institutional Class	46,148,406
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.35
Institutional Class	$10.31
(a)Cost of investments, unaffiliated	$700,462,190
(b) Cost of repurchase agreements	$7,463,065
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Core Bond Fund
INVESTMENT INCOME:
Interest	$4,879,591
Income from securities lending	19,290
Dividends, affiliated	119,241
Total Income	5,018,122
EXPENSES:
Management fees	840,103
Shareholder services fees – Investor Class	166,698
Audit and tax fees	23,608
Custodian fees	34,708
Director's fees	7,112
Legal fees	8,020
Pricing fees	82,358
Registration fees	17,374
Shareholder report fees	927
Transfer agent fees	4,526
Other fees	2,243
Total Expenses	1,187,677
Less amount waived by investment adviser	102,915
Net Expenses	1,084,762
NET INVESTMENT INCOME	3,933,360
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	205,475
Net realized gain on investments, unaffiliated	4,100,873
Net realized gain on credit default swaps	89,208
Net realized gain on futures contracts	5,094,253
Net Realized Gain	9,489,809
Net change in unrealized depreciation on investments, affiliated	(514,297)
Net change in unrealized depreciation on investments, unaffiliated	(16,949,584)
Net change in unrealized appreciation on credit default swaps	29,014
Net change in unrealized depreciation on futures contracts	(1,707,258)
Net Change in Unrealized Depreciation	(19,142,125)
Net Realized and Unrealized Loss	(9,652,316)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,718,956)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Core Bond Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$3,933,360	$10,003,818
Net realized gain	9,489,809	13,511,728
Net change in unrealized appreciation (depreciation)	(19,142,125)	10,478,916
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,718,956)	33,994,462
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(487,503)	(2,218,294)
Institutional Class	(3,251,806)	(14,059,398)
From Net Investment Income and Net Realized Gains	(3,739,309)	(16,277,692)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	19,408,404	50,901,795
Institutional Class	83,533,953	133,048,873
Shares issued in reinvestment of distributions
Investor Class	487,503	2,218,294
Institutional Class	3,251,806	14,059,398
Shares redeemed
Investor Class	(5,744,343)	(17,855,368)
Institutional Class	(23,712,692)	(180,672,646)
Net Increase in Net Assets Resulting from Capital Share Transactions	77,224,631	1,700,346
Total Increase in Net Assets	67,766,366	19,417,116
NET ASSETS:
Beginning of Period	510,215,663	490,798,547
End of Period	$577,982,029	$510,215,663
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,709,998	4,422,649
Institutional Class	8,099,584	12,665,428
Shares issued in reinvestment of distributions
Investor Class	43,276	194,192
Institutional Class	317,323	1,355,239
Shares redeemed
Investor Class	(506,808)	(1,577,156)
Institutional Class	(2,298,028)	(17,710,427)
Net Increase (Decrease)	7,365,345	(650,075)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$11.55	0.07	(0.21)	(0.14)	(0.06)	-	(0.06)	$11.35	(1.24%) (d)
12/31/2020	$11.03	0.21	0.67	0.88	(0.30)	(0.06)	(0.36)	$11.55	8.01%
12/31/2019	$10.35	0.28	0.67	0.95	(0.27)	-	(0.27)	$11.03	9.19%
12/31/2018	$10.73	0.30	(0.43)	(0.13)	(0.25)	-	(0.25)	$10.35	(1.21%)
12/31/2017	$10.53	0.27	0.14	0.41	(0.21)	-	(0.21)	$10.73	3.90%
12/31/2016	$10.29	0.29	0.19	0.48	(0.24)	-	(0.24)	$10.53	4.69%
Institutional Class
06/30/2021(Unaudited)	$10.51	0.08	(0.20)	(0.12)	(0.08)	-	(0.08)	$10.31	(1.08%) (d)
12/31/2020	$10.04	0.23	0.61	0.84	(0.31)	(0.06)	(0.37)	$10.51	8.46%
12/31/2019	$ 9.45	0.30	0.59	0.89	(0.30)	-	(0.30)	$10.04	9.45%
12/31/2018	$ 9.84	0.31	(0.39)	(0.08)	(0.31)	-	(0.31)	$ 9.45	(0.82%)
12/31/2017	$ 9.70	0.29	0.13	0.42	(0.28)	-	(0.28)	$ 9.84	4.37%
12/31/2016	$ 9.53	0.30	0.18	0.48	(0.31)	-	(0.31)	$ 9.70	4.99%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$101,968	0.77% (g)	0.70% (g)	1.21% (g)	146% (d)
12/31/2020	$ 89,443	0.79%	0.70%	1.81%	265%
12/31/2019	$ 51,836	0.80%	0.70%	2.61%	180%
12/31/2018	$ 30,166	0.83%	0.70%	2.91%	154%
12/31/2017	$ 31,615	0.80%	0.70%	2.56%	104%
12/31/2016	$ 31,830	0.70%	0.70%	2.74%	54%
Institutional Class
06/30/2021 (Unaudited)	$476,014	0.38% (g)	0.35% (g)	1.56% (g)	146% (d)
12/31/2020	$420,772	0.39%	0.35%	2.20%	265%
12/31/2019	$438,963	0.39%	0.35%	2.99%	180%
12/31/2018	$375,724	0.40%	0.35%	3.25%	154%
12/31/2017	$450,325	0.38%	0.35%	2.91%	104%
12/31/2016	$386,379	0.35%	0.35%	3.09%	54%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 33%, 86%, 66%, 62%, and 74% for the period ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, and 2017, respectively.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Core Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 30, 2021

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for Government Money Market Mutual Funds and Futures, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. Futures and Credit Default Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2021

Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2021

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$708,077,814
Gross unrealized appreciation on investments	14,337,529
Gross unrealized depreciation on investments	(7,182,838)
Net unrealized appreciation on investments	$7,154,691
Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Semi-Annual Report - June 30, 2021

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 556 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $11,276,429 in credit default swaps for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$ 30,648(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$134,672 (a)	Net unrealized depreciation on futures contracts	$(1,360,353) (a)
(a)Includes cumulative appreciation of credit contracts and interest rate contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2021

The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$5,094,253	Net change in unrealized depreciation on futures contracts	$(1,707,258)
Credit contracts (swaps)	Net realized gain on credit default swaps	$ 89,208	Net change in unrealized appreciation on credit default swaps	$ 29,014
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$251,152	$186,624	$224,997	$102,915	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Federated Investment Management Company and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the period ended June 30, 2021, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2021

Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	-	$9,782,468	$363,686	$9,632,574	$204,991	$(513,579)	$117,172	$ -	-%
Federated High Yield Bond Fund	-	20,926	290	20,498	484	(718)	2,069	-	-
					205,475	(514,297)	119,241	0	0.00
				Total	$205,475	$(514,297)	$119,241	$0	0.00%
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $127,686,133 and $125,522,508, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $917,581,729 and $773,639,556, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $16,193,916 and received collateral as reported on the Statement of Assets and Liabilities of $16,554,065 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2021. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$3,580,466
U.S. Treasury Bonds and Notes	12,973,599
Total secured borrowings	$16,554,065
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2021

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued.
Effective on or about July 9, 2021, Goldman Sachs Asset Management, L.P. joined Wellington Management Company LLP as a sub-adviser to the Fund.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Core Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Wellington Management Company LLP (“Wellington” or the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, Wellington. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020 were in the third, fourth, second and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers)—below the performance universe median for each of the one-, three- and ten-year periods but with specific performance universe rankings in the 55th, 63rd and 63rd percentiles, respectively. The annualized returns of the Fund’s Institutional Class for the one-, three- and five-year periods ended December 31, 2020, were in the third, second and first quintiles, respectively, of its performance universe, outperforming the performance universe median for each period. The Board also considered that each Class of the Fund outperformed the benchmark for each period observed with the exception of the annualized returns of the Investor Class for the three- and ten-year periods ended December 31, 2020, which underperformed the benchmark.
In evaluating the Fund’s investment performance and the performance of the Sub-Adviser, the Board noted that Wellington commenced management of an allocated portion of the Fund’s portfolio in April 2017. In this regard, the Board noted that performance results were attributable to both Wellington and another firm that had been engaged by GWCM to manage a portion of the Fund’s portfolio during the periods reviewed. The Board also considered that GWCM has undertaken a search for a new sub-adviser to complement and pair with Wellington to manage the Fund’s assets.
Given Wellington’s limited performance track record for the Fund, the Board further considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as the Sub-Adviser’s performance attribution commentary. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the third quintile of its peer group for the Investor Class and in the first quintile of its peer group with respect to the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Wellington regarding its standard institutional fee schedule and the fee charged to an investment adviser for another sub-advised registered fund managed in the same investment style as the Fund. The Board assessed the foregoing information and noted the consistency in sub-advisory fee schedules for registered funds with similar investment mandates.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Although the Sub-Adviser did not provide an estimate of its profits related to the Fund, the Board noted that the agreement with the Sub-Adviser is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. However, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In this connection, the Board also considered the data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was below the median of the Fund’s Lipper investment classification with respect to the Investor Class and equal to the median of Fund’s Lipper investment classification with respect to the Institutional Class.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted that the Sub-Adviser did not identify any ancillary benefits aside from the reputational benefit that may accrue from its relationship with the Fund—a benefit that the Sub-Adviser stated was not quantifiable.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Investment Sub-Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on June 9-10, 2021 (the “Meeting”), unanimously approved the investment sub-advisory agreement (the “Agreement”) between the Company, Great-West Capital Management, LLC (“GWCM”) and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”), with respect to the Great-West Core Bond Fund (the “Fund”).
Pursuant to the Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, will be responsible for the day-to-day management of the investment and reinvestment of the assets of the Sub-Adviser’s sleeve of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
In approving the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser. Among other things, the Board considered the Sub-Adviser’s personnel, experience, resources and performance track record of managing a strategy similar to that which will be used for the Fund, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, education, experience and tenure of the portfolio managers to be responsible for the day-to-day management of the Fund. In addition, the Board considered the Sub-Adviser’s reputation for management of its investment strategies, its investment-decision making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Moreover, the Board considered its experience with the Sub-Adviser who also serves as sub-adviser to other funds of the Company. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Sub-Adviser as provided by GWCM. The Board reviewed gross of fees performance information of a similar strategy managed by the Sub-Adviser for the three-month, one-year, three-year, five-year and ten-year periods ended December 31, 2020 as compared against the Fund’s benchmark and the Morningstar intermediate core bond category. The Board noted that the Sub-Adviser outperformed the Fund’s benchmark and the Morningstar intermediate core bond category for all periods reviewed. The Board considered information provided by GWCM representing that the Sub-Adviser’s investment strategy and investment performance are complementary to those of the Fund’s other sub-adviser in concluding that it was satisfied with the investment performance of the Sub-Adviser.

Costs and Profitability
The Board considered the costs of services to be provided by the Sub-Adviser. With respect to the costs of services, the Board considered the structure and level of the sub-advisory fees payable by GWCM to the Sub-Adviser. In evaluating the sub-advisory fees, the Board considered information regarding the Sub-Adviser’s standard managed account fee schedule for accounts managed by the Sub-Adviser in the same investment style as the Fund, along with the fee schedule for one representative account, and noted that, based on the information provided by the Sub-Adviser, the fee proposed to be charged to GWCM for the Fund was lower than such fee schedules.
The Board also considered the overall financial soundness of the Sub-Adviser. The Board reviewed the statement of financial condition of the Sub-Adviser and the profits estimated to be realized by the Sub-Adviser related to the Fund. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits estimated to be realized were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
In evaluating economies of scale, the Board considered, among other things, the level of sub-advisory fees payable by GWCM and whether those fees include breakpoints and the current level of Fund assets that will be allocated to the Sub-Adviser. Based on the information provided, the Board concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale.
Other Factors
The Board considered that the Sub-Adviser did not identify any ancillary benefits to be derived from its relationship with the Fund. The Board concluded that the proposed sub-advisory fee was reasonable, taking into account any ancillary benefits to be derived by the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021